OTHER CURRENT ASSETS AND ASSETS CLASSIFIED AS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2022
OTHER CURRENT ASSETS AND ASSETS CLASSIFIED AS HELD FOR SALE [Abstract]
Disclosure Of Detailed Information Of Other Current Assets And Assets Classified As Held For Sale Explanatory

	At December 31,
	2022	2021
	(In thousands of US$)
Advances to suppliers & others	211	19
Derivative Financial Assets	1,374	—
Non-income taxes	10,235	7,927
Prepaid expenses	4,862	2,173
Other current assets	16,681	10,119
Assets Classified as Held for Sale

	At December 31,
	2022	2021
	(In thousands of US$)
Buildings, leasehold improvements and hotel assets	3,000	3,000
Assets under construction	1,409	1,409
Impairment adjustment	(1,909)	(1,909)
Non-current assets held for sale	2,500	2,500